UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Trenchless Fund ETF
RVER (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Trenchless Fund ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at   https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Trenchless Fund ETF	$34	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$139,668,749
Number of Holdings	19
Portfolio Turnover	147%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Technology	43.3%
Energy	16.5%
Materials	14.3%
Communications	9.4%
Health Care	7.0%
Financials	3.2%
Cash & Other	6.3%

Top Issuers *	(%)
Hewlett Packard Enterprise Co.	12.2%
NVIDIA Corp.	11.2%
First American Government Obligations Fund	9.8%
EQT Corp.	7.1%
ImmunityBio, Inc.	7.0%
Broadcom, Inc.	5.9%
Palo Alto Networks, Inc.	5.4%
Meta Platforms, Inc.	4.8%
First Solar, Inc.	4.8%
*	Excludes collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.river1.us/rver.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Trenchless Fund ETF	PAGE 1	TSR-SAR-00777X546

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Trenchless Fund ETF
Semi-Annual Financial Statements
June 30, 2026 (Unaudited)

TRENCHLESS FUND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Financial Services - 3.2%
SoFi Technologies, Inc.(a)(b)	248,140	$4,449,150
Health Care - 7.0%
ImmunityBio, Inc.(a)(b)	1,120,808	9,812,674
Materials - 14.3%
Coeur Mining, Inc.	356,210	5,813,347
Newmont Corp.	44,021	4,111,561
Royal Gold, Inc.	23,464	4,683,649
USA Rare Earth, Inc.(a)	250,000	5,395,000
		20,003,557
Media - 9.4%
Meta Platforms, Inc. - Class A	11,787	6,639,499
Uber Technologies, Inc.(a)	89,668	6,470,443
		13,109,942
Oil & Gas - 7.1%
EQT Corp.	185,351	9,855,113
Renewable Energy - 9.4%
First Solar, Inc.(a)	28,150	6,642,274
Fluence Energy, Inc.(a)(b)	329,015	6,540,818
		13,183,092
Software & Tech Services - 14.0%
Palo Alto Networks, Inc.(a)	21,980	7,495,620
ServiceNow, Inc.(a)	58,865	5,844,117
Snowflake, Inc. - Class A(a)(b)	24,192	6,156,864
		19,496,601
Tech Hardware & Semiconductors - 29.3%(c)
Broadcom, Inc.	21,736	8,210,774
Hewlett Packard Enterprise Co.	377,935	17,048,648
NVIDIA Corp.	78,500	15,707,065
		40,966,487
TOTAL COMMON STOCKS (Cost $121,050,440)		130,876,616
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	19,132,348	19,132,348
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,132,348)		19,132,348

	Shares	Value
MONEY MARKET FUNDS - 9.8%
First American Government Obligations Fund - Class X, 3.57%(d)	13,694,462	$13,694,462
TOTAL MONEY MARKET FUNDS (Cost $13,694,462)		13,694,462
TOTAL INVESTMENTS - 117.2% (Cost $153,877,250)		$163,703,426
Liabilities in Excess of Other Assets - (17.2)%		(24,034,677)
TOTAL NET ASSETS - 100.0%		$139,668,749

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $18,836,542.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

TRENCHLESS FUND ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$163,703,426
Receivable for investments sold	483,520
Dividends receivable	93,062
Dividend tax reclaims receivable	20,518
Security lending income receivable	11,579
Total assets	164,312,105
LIABILITIES:
Payable upon return of securities loaned	19,132,348
Payable for investments purchased	5,434,870
Payable to Advisor	76,138
Total liabilities	24,643,356
NET ASSETS	$139,668,749
Net Assets Consist of:
Paid-in capital	$134,594,748
Total distributable earnings	5,074,001
Total net assets	$139,668,749
Net assets	$139,668,749
Shares issued and outstanding (unlimited shares authorized without par value)	4,000,000
Net asset value per share	$34.92
Cost:
Investments, at cost	$153,877,250
Loaned Securities:
at value (included in investments)	$18,836,542

The accompanying notes are an integral part of these financial statements.

2

TRENCHLESS FUND ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$351,426
Less: dividend withholding taxes	482
Less: issuance fees	(696)
Securities lending income	44,440
Total investment income	395,652
EXPENSES:
Investment advisory fee	394,872
Total expenses	394,872
Net investment income	780
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(12,296,438)
In-kind redemptions	12,499,188
Net realized gain	202,750
Net change in unrealized appreciation on:
Investments	15,924,835
Net change in unrealized appreciation	15,924,835
Net realized and unrealized gain	16,127,585
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,128,365

The accompanying notes are an integral part of these financial statements.

3

TRENCHLESS FUND ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$780	$83,166
Net realized gain	202,750	14,354,800
Net change in unrealized appreciation (depreciation)	15,924,835	(10,217,430)
Net increase in net assets from operations	16,128,365	4,220,536
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(2,012,376)
Total distributions to shareholders	—	(2,012,376)
CAPITAL TRANSACTIONS:
Shares sold	55,394,716	119,979,820
Shares redeemed	(37,406,564)	(77,381,671)
Net increase in net assets from capital transactions	17,988,152	42,598,149
Net increase in net assets	34,116,517	44,806,309
NET ASSETS:
Beginning of the period	105,552,232	60,745,923
End of the period	$139,668,749	$105,552,232
SHARES TRANSACTIONS
Shares sold	1,690,000	3,850,000
Shares redeemed	(1,110,000)	(2,480,000)
Total increase in shares outstanding	580,000	1,370,000

The accompanying notes are an integral part of these financial statements.

4

TRENCHLESS FUND ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.86	$29.63	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)	0.03	(0.00)(c)
Net realized and unrealized gain on investments	4.06	1.73	4.63(d)
Total from investment operations	4.06	1.76	4.63
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	—
Net realized gains	—	(0.51)	—
Total distributions	—	(0.53)	—
Net asset value, end of period	$34.92	$30.86	$29.63
Total return(e)	13.14%	5.95%	18.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$139,669	$105,552	$60,746
Ratio of expenses to average net assets(f)(g)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)(g)	0.00%(h)	0.10%	(0.01)%
Portfolio turnover rate(e)(i)	147%	232%	153%

(a)	Inception date of the Fund was April 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

TRENCHLESS FUND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Trenchless Fund ETF (the “Fund”) is a non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund, and River1 Asset Management, LLC (“River1” or the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 2, 2024. The investment objective of the Fund seeks capital appreciation.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe and/or cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

6

TRENCHLESS FUND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$130,876,616	$—	$—	$130,876,616
Investments Purchased with Proceeds from Securities Lending*	—	—	—	19,132,348
Money Market Funds	13,694,462	—	—	13,694,462
Total Investments	$144,571,078	$—	$—	$163,703,426

Refer to the Schedule of Investments for further disaggregation of investment categories.
*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates

(c)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

7

TRENCHLESS FUND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the executive team of Sub-Advisor, comprised of the Chief Executive Officer and Chief Investment Officer, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Advisor’s obligation to pay substantially all expenses of the Fund as described in the paragraph above.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2026, were as follows:

Purchases	$228,404,890
Sales	$214,034,041

8

TRENCHLESS FUND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended June 30, 2026, were as follows:

Purchases In-Kind	$27,928,708
Sales In-Kind	$42,204,135

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At December 31, 2025, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$116,409,843
Unrealized Appreciation	1,467,290
Unrealized Depreciation	(10,913,178)
Net Unrealized Depreciation on Investments	(9,445,888)
Undistributed Ordinary Income	4,894
Undistributed Long-Term Gains	208,441
Other Accumulated Gain/(Loss)	(1,821,811)
Total Accumulated Losses	$(11,054,364)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings(a)	Paid In Capital(a)
$(16,850,267)	$16,850,267

(a)	Reclassifications resulted from securities redeemed in-kinds.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Year Ended December 31, 2025
Distributions Paid From:
Ordinary Income	$2,012,376
Short-Term Capital Gains	—
Total Distributions Paid	$2,012,376

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2025, the Fund had post-October losses of 1,821,811.
At December 31, 2025, the Fund had no capital loss carryforwards.

9

TRENCHLESS FUND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 6 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 7 – SECURITIES LENDING
The Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral to ensure the value will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Fund, if any, is reflected in the Schedule of Investments and is included in the Statement of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Fund is included on the Statement of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) which is redeemable upon demand. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statement of Operations.
Management has elected not to offset the value of securities on loan and collateral received. As of June 30, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$18,836,542	$19,132,348

*	The cash collateral received was invested in the Mount Vernon, with an overnight and continuous maturity, as shown on the Statement of Assets and Liabilities.
NOTE 8 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

10

TRENCHLESS FUND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”
NOTE 10 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

11

TRENCHLESS FUND ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts
Not applicable.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 4, 2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	September 4, 2026